FURNITURE AND EQUIPMENT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Furniture And Equipment Details
Furniture and Fixtures	$ 11,218	$ 0
Less:Accumulated Depreciation	(745)	0
Net Property and Equipment	$ 10,474	$ 0